Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill for Each Reportable Segment

The following analysis details the changes in goodwill for each reportable segment:

	Recorded Music	Music Publishing	Total
	(in millions)
Balance at September 30, 2019	$1,297	$464	$1,761
Acquisitions	—	—	—
Other adjustments (a)	7	—	7

Balance at December 31, 2019	$1,304	$464	$1,768

(a)	Other adjustments during the three months ended December 31, 2019 represent foreign currency movements.

The following analysis details the changes in goodwill for each reportable segment:

	Recorded Music	Music Publishing	Total
	(in millions)
Balance at September 30, 2017	$1,221	$464	$1,685
Acquisitions	12	—	12
Other adjustments	(5)	—	(5)

Balance at September 30, 2018	$1,228	$464	$1,692
Acquisitions	89	—	89
Other adjustments	(20)	—	(20)

Balance at September 30, 2019	$1,297	$464	$1,761

Schedule of Intangible Assets

Intangible assets consist of the following:

	Weighted- Average Useful Life	December 31, 2019	September 30, 2019
		(in millions)
Intangible assets subject to amortization:
Recorded music catalog	10 years	$873	$855
Music publishing copyrights	26 years	1,563	1,539
Artist and songwriter contracts	13 years	854	841
Trademarks	18 years	54	53
Other intangible assets	7 years	61	59

Total gross intangible asset subject to amortization		3,405	3,347
Accumulated amortization		(1,693)	(1,624)

Total net intangible assets subject to amortization		1,712	1,723
Intangible assets not subject to amortization:
Trademarks and tradenames	Indefinite	152	151

Total net intangible assets		$1,864	$1,874

Intangible assets consist of the following:

	Weighted- Average Useful Life	September 30, 2019	September 30, 2018
		(in millions)
Intangible assets subject to amortization:
Recorded music catalog	10 years	$855	$870
Music publishing copyrights	26 years	1,539	1,540
Artist and songwriter contracts	13 years	841	864
Trademarks	18 years	53	12
Other intangible assets	7 years	59	26

Total gross intangible assets subject to amortization		3,347	3,312
Accumulated amortization		(1,624)	(1,461)

Total net intangible assets subject to amortization		1,723	1,851
Intangible assets not subject to amortization:
Trademarks and tradenames	Indefinite	151	154

Total net other intangible assets		$1,874	$2,005

Expected Amortization of Intangible Assets

Based on the amount of intangible assets subject to amortization at September 30, 2019, the expected amortization for each of the next five fiscal years and thereafter are as follows:

Fiscal Years Ended September 30,
(in millions)
2020	$182
2021	181
2022	173
2023	138
2024	107
Thereafter	942

$1,723